Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Sep. 09, 2013 sqft	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Office facility lease agreement	28,700
Lease termination date			2015-02
Lease renewal period	5 years
Lease agreement period	60 months
Monthly base rent	$ 46,000
Percentage of annual increase in base rent	3.00%
Rental expense			691,000	484,000	412,000
Legal proceedings		$ 0	$ 0
Minimum [Member]
Operating Leased Assets [Line Items]
Leased office facilities expiration period			Feb. 28, 2014
Maximum [Member]
Operating Leased Assets [Line Items]
Leased office facilities expiration period			Oct. 31, 2016
Office and laboratory [Member]
Operating Leased Assets [Line Items]
Lease start date	Sep. 09, 2013
Office space [Member]
Operating Leased Assets [Line Items]
Office facility lease agreement			24,500
Lease renewal period			5 years